INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Tax deductible write-downs on shares and receivables	$ (922)	$ (498)	$ (652)
Juros sobre o Capital Próprio (“JSCP”)	(32)	(73)	(4)
Non taxable gain on bargain purchase	0	(60)	0
Taxable income (tax loss) of AMTFS	(8)	47	(34)
Taxable dividends	11	0	65
Other permanent items	(42)	163	103
Total permanent items	$ (993)	$ (421)	$ (522)